December 31, 2009	• Pacific Select Exec Separate Account of Pacific Life & Annuity Company
Annual
Report

     The 2009 Annual Reports for all underlying investment options may be mailed separately to Pacific Life & Annuity Company variable life insurance policyholders with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	Pacific Select Fund (Affiliated Mutual Fund)
Diversified Bond	Diversified Bond	23,758	$223,532	$226,732
Floating Rate Loan	Floating Rate Loan	9,037	75,041	66,183
High Yield Bond	High Yield Bond	81,238	463,290	492,437
Inflation Managed	Inflation Managed	101,982	1,107,081	1,128,403
Managed Bond	Managed Bond	138,259	1,496,322	1,532,701
Money Market	Money Market	180,548	1,821,593	1,821,976
Short Duration Bond	Short Duration Bond	51,321	485,170	476,085
American Funds® Growth	American Funds Growth	52,959	431,925	376,913
American Funds Growth-Income	American Funds Growth-Income	61,307	591,087	515,547
Comstock	Comstock	62,734	499,231	473,737
Diversified Research	Diversified Research	35,576	334,516	315,289
Equity	Equity	7,323	120,523	110,120
Equity Index	Equity Index	49,437	1,168,767	1,205,499
Focused 30	Focused 30	21,921	131,844	248,197
Growth LT	Growth LT	31,442	482,427	567,329
Large-Cap Growth	Large-Cap Growth	306,446	1,997,743	1,584,736
Large-Cap Value	Large-Cap Value	210,177	2,453,176	2,207,376
Long/Short Large-Cap	Long/Short Large-Cap	19,381	156,831	160,869
Main Street® Core	Main Street Core	50,243	851,568	845,776
Mid-Cap Equity	Mid-Cap Equity	96,056	1,121,128	1,155,183
Mid-Cap Growth	Mid-Cap Growth	199,476	1,663,987	1,502,662
Mid-Cap Value (1)	Mid-Cap Value	9,256	92,781	110,392
Small-Cap Equity	Small-Cap Equity	9,376	106,907	112,009
Small-Cap Growth	Small-Cap Growth	25,605	198,524	241,010
Small-Cap Index	Small-Cap Index	71,255	690,893	657,982
Small-Cap Value	Small-Cap Value	39,165	475,699	436,568
Emerging Markets	Emerging Markets	77,754	637,535	1,057,488
International Large-Cap	International Large-Cap	165,000	978,875	1,002,292
International Small-Cap	International Small-Cap	18,635	142,151	129,398
International Value	International Value	142,081	2,025,411	1,555,353
Health Sciences	Health Sciences	154,219	1,495,127	1,446,396
Real Estate	Real Estate	56,266	657,809	635,913
Technology	Technology	38,819	152,864	176,635
American Funds Asset Allocation (1)	American Funds Asset Allocation	21	254	264
Multi-Strategy	Multi-Strategy	30,124	376,316	321,055
Pacific Dynamix — Conservative Growth (1)	Pacific Dynamix - Conservative Growth	60	670	675
Pacific Dynamix — Growth (1)	Pacific Dynamix - Growth	13	154	153

	M Fund, Inc.
I	Brandes International Equity	983	10,457	11,375
II	Large-Cap Growth (2)	732	9,584	9,689
III	Frontier Capital Appreciation	909	15,722	18,603
V	Business Opportunity Value	1,025	11,154	9,742

	BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Class III	BlackRock Basic Value V.I. Class III	2,515	28,183	26,935
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	13,647	166,198	183,144

	Fidelity® Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2	Fidelity VIP Contrafund Service Class 2	13,688	327,819	277,726
Fidelity VIP Freedom 2020 Service Class 2	Fidelity VIP Freedom 2020 Service Class 2	8,380	64,381	79,441
Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	1,391	9,936	12,523
Fidelity VIP Growth Service Class 2	Fidelity VIP Growth Service Class 2	394	12,434	11,735
Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Mid Cap Service Class 2	5,612	157,930	140,856
Fidelity VIP Value Strategies Service Class 2	Fidelity VIP Value Strategies Service Class 2	936	6,042	7,273

	Janus Aspen Series
Overseas Service Class (3)	Janus Aspen Overseas Service Class (3)	2,543	129,679	114,617
INTECH Risk-Managed Core Service Class	Janus Aspen INTECH Risk-Managed Core Service Class	537	5,012	5,158
Enterprise Service Class (4)	Janus Aspen Enterprise Service Class (4)	1,121	40,486	33,516

	Lazard Retirement Series, Inc.
Lazard Retirement U.S. Strategic Equity (1)	Lazard Retirement U.S. Strategic Equity	24	200	199

See Notes to Financial Statements	See explanation of references on page 2

PACIFIC SELECT EXEC SEPARATE ACCOUNT
SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2009

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	Legg Mason ClearBridge Variable Equity Trust
Legg Mason ClearBridge Variable Mid Cap Core — Class II (5)	Legg Mason ClearBridge Variable Mid Cap Core - Class II (5)	315	$2,669	$3,431

	MFS® Variable Insurance Trust
MFS New Discovery Series Service Class	MFS New Discovery Series Service Class	1,097	9,753	14,319
MFS Utilities Series Service Class	MFS Utilities Series Service Class	5,792	161,022	131,193

	Premier VIT
NACM Small Cap Class I	NACM Small Cap Class I	1,249	20,506	19,351

	T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth — II	T. Rowe Price Blue Chip Growth - II	12,632	115,325	120,009
T. Rowe Price Equity Income — II	T. Rowe Price Equity Income - II	4,679	82,613	82,404

	Van Eck Worldwide Insurance Trust
Van Eck Worldwide Hard Assets	Van Eck Worldwide Hard Assets	9,000	252,549	263,342

(1)	Operations commenced during 2009 (See Note 1 in Notes to Financial Statements).

(2)	Formerly named Turner Core Growth Portfolio.

(3)	Formerly named International Growth Service Class Variable Account and Janus Aspen International Growth Service Class Portfolio.

(4)	Formerly named Mid Cap Growth Service Class Variable Account and Janus Aspen Mid Cap Growth Service Class Portfolio.

(5)	Formerly named Legg Mason Partners Variable Mid Cap Core — Class II Variable Account and Legg Mason Partners Variable Mid Cap Core — Class II Portfolio.

     American Funds is a registered trademark of American Funds Distributors, Inc., Main Street is a registered trademark of OppenheimerFunds, Inc., Fidelity and Contrafund are registered trademarks of FMR Corp., and MFS is a registered trademark of MFS Fund Distributors, Inc.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

	Variable Accounts
	Diversified	Floating	High Yield	Inflation	Managed	Money	Short Duration
	Bond	Rate Loan	Bond	Managed	Bond	Market	Bond

ASSETS
Investments in affiliated mutual funds, at value	$226,732	$66,183	$492,437	$1,128,403	$1,532,701	$1,821,976	$476,085
Receivables:
Due from Pacific Life & Annuity Company	46	9	5,048	258	1,812	484	98

Total Assets	226,778	66,192	497,485	1,128,661	1,534,513	1,822,460	476,183

LIABILITIES
Payables:
Fund shares purchased	46	9	5,048	258	1,812	482	98
Other	—	—	—	1	—	—	2

Total Liabilities	46	9	5,048	259	1,812	482	100

NET ASSETS	$226,732	$66,183	$492,437	$1,128,402	$1,532,701	$1,821,978	$476,083

Units Outstanding	20,242	7,672	31,709	62,410	80,437	143,190	40,837

Accumulation Unit Value	$11.20	$8.63	$15.53	$18.08	$19.05	$12.72	$11.66

Cost of Investments	$223,532	$75,041	$463,290	$1,107,081	$1,496,322	$1,821,593	$485,170

	American Funds	American Funds		Diversified		Equity	Focused
	Growth	Growth-Income	Comstock	Research	Equity	Index	30

ASSETS
Investments in affiliated mutual funds, at value	$376,913	$515,547	$473,737	$315,289	$110,120	$1,205,499	$248,197
Receivables:
Due from Pacific Life & Annuity Company	3,368	239	180	222	43	660	61

Total Assets	380,281	515,786	473,917	315,511	110,163	1,206,159	248,258

LIABILITIES
Payables:
Fund shares purchased	3,367	239	180	222	43	659	61
Other	—	2	—	—	—	—	1

Total Liabilities	3,367	241	180	222	43	659	62

NET ASSETS	$376,914	$515,545	$473,737	$315,289	$110,120	$1,205,500	$248,196

Units Outstanding	33,576	48,728	47,503	28,369	16,546	134,155	14,345

Accumulation Unit Value	$11.23	$10.58	$9.97	$11.11	$6.66	$8.99	$17.30

Cost of Investments	$431,925	$591,087	$499,231	$334,516	$120,523	$1,168,767	$131,844

	Growth	Large-Cap	Large-Cap	Long/Short	Main Street	Mid-Cap	Mid-Cap
	LT	Growth	Value	Large-Cap	Core	Equity	Growth

ASSETS
Investments in affiliated mutual funds, at value	$567,329	$1,584,736	$2,207,376	$160,869	$845,776	$1,155,183	$1,502,662
Receivables:
Due from Pacific Life & Annuity Company	1,037	303	1,095	29	916	622	4,270

Total Assets	568,366	1,585,039	2,208,471	160,898	846,692	1,155,805	1,506,932

LIABILITIES
Payables:
Fund shares purchased	1,035	303	1,095	29	916	622	4,268
Other	—	3	3	—	—	—	—

Total Liabilities	1,035	306	1,098	29	916	622	4,268

NET ASSETS	$567,331	$1,584,733	$2,207,373	$160,869	$845,776	$1,155,183	$1,502,664

Units Outstanding	86,664	225,607	195,415	19,105	93,379	66,029	152,061

Accumulation Unit Value	$6.55	$7.02	$11.30	$8.42	$9.06	$17.50	$9.88

Cost of Investments	$482,427	$1,997,743	$2,453,176	$156,831	$851,568	$1,121,128	$1,663,987

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2009

	Variable Accounts
	Mid-Cap	Small-Cap	Small-Cap	Small-Cap	Small-Cap	Emerging	International
	Value	Equity	Growth	Index	Value	Markets	Large-Cap

ASSETS
Investments in affiliated mutual funds, at value	$110,392	$112,009	$241,010	$657,982	$436,568	$1,057,488	$1,002,292
Receivables:
Due from Pacific Life & Annuity Company	27	82	3,667	903	3,192	4,895	1,070

Total Assets	110,419	112,091	244,677	658,885	439,760	1,062,383	1,003,362

LIABILITIES
Payables:
Fund shares purchased	27	82	3,667	903	3,192	4,836	1,065
Other	1	—	—	—	—	—	—

Total Liabilities	28	82	3,667	903	3,192	4,836	1,065

NET ASSETS	$110,391	$112,009	$241,010	$657,982	$436,568	$1,057,547	$1,002,297

Units Outstanding	7,573	8,146	30,161	47,590	21,577	28,423	77,344

Accumulation Unit Value	$14.58	$13.75	$7.99	$13.83	$20.23	$37.21	$12.96

Cost of Investments	$92,781	$106,907	$198,524	$690,893	$475,699	$637,535	$978,875

	International	International	Health	Real		American Funds	Multi-
	Small-Cap	Value	Sciences	Estate	Technology	Asset Allocation	Strategy

ASSETS
Investments in affiliated mutual funds, at value	$129,398	$1,555,353	$1,446,396	$635,913	$176,635	$264	$321,055
Receivables:
Due from Pacific Life & Annuity Company	167	723	150	877	93	—	235

Total Assets	129,565	1,556,076	1,446,546	636,790	176,728	264	321,290

LIABILITIES
Payables:
Fund shares purchased	167	723	150	877	93	—	235
Other	—	1	1	1	—	—	—

Total Liabilities	167	724	151	878	93	—	235

NET ASSETS	$129,398	$1,555,352	$1,446,395	$635,912	$176,635	$264	$321,055

Units Outstanding	17,918	164,212	102,572	27,747	25,384	20	34,566

Accumulation Unit Value	$7.22	$9.47	$14.10	$22.92	$6.96	$12.98	$9.29

Cost of Investments	$142,151	$2,025,411	$1,495,127	$657,809	$152,864	$254	$376,316

	Pacific
	Dynamix -	Pacific					BlackRock
	Conservative	Dynamix -					Basic Value
	Growth	Growth	I	II	III	V	V.I. Class III

ASSETS
Investments in affiliated mutual funds, at value	$675	$153	$—	$—	$—	$—	$—
Investments in mutual funds, at value	—	—	11,375	9,689	18,603	9,742	26,935

Total Assets	675	153	11,375	9,689	18,603	9,742	26,935

NET ASSETS (1)	$675	$153	$11,375	$9,689	$18,603	$9,742	$26,935

Units Outstanding	59	12	1,253	806	1,278	806	2,832

Accumulation Unit Value	$11.43	$12.43	$9.08	$12.03	$14.55	$12.09	$9.51

Cost of Investments	$670	$154	$10,457	$9,584	$15,722	$11,154	$28,183

(1)	No outstanding liabilities for each of the variable accounts as of December 31, 2009.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2009

	Variable Accounts
	BlackRock	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Global Allocation	Contrafund	Freedom 2020	Freedom 2030	Growth	Mid Cap	Value Strategies
	V.I. Class III	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2

ASSETS
Investments in mutual funds, at value	$183,144	$277,726	$79,441	$12,523	$11,735	$140,856	$7,273
Receivables:
Due from Pacific Life & Annuity Company	20	67	—	—	18	390	—

Total Assets	183,164	277,793	79,441	12,523	11,753	141,246	7,273

LIABILITIES
Payables:
Fund shares purchased	20	66	—	—	18	390	—

Total Liabilities	20	66	—	—	18	390	—

NET ASSETS	$183,144	$277,727	$79,441	$12,523	$11,735	$140,856	$7,273

Units Outstanding	13,597	25,040	9,359	1,582	1,309	12,932	806

Accumulation Unit Value	$13.47	$11.09	$8.49	$7.91	$8.96	$10.89	$9.02

Cost of Investments	$166,198	$327,819	$64,381	$9,936	$12,434	$157,930	$6,042

				Lazard	Legg Mason
		INTECH Risk-		Retirement	ClearBridge Variable	MFS New	MFS
	Overseas	Managed Core	Enterprise	U.S. Strategic	Mid Cap	Discovery Series	Utilities Series
	Service Class (1)	Service Class	Service Class (2)	Equity	Core - Class II (3)	Service Class	Service Class

ASSETS
Investments in mutual funds, at value	$114,617	$5,158	$33,516	$199	$3,431	$14,319	$131,193
Receivables:
Due from Pacific Life & Annuity Company	46	—	—	—	—	—	19

Total Assets	114,663	5,158	33,516	199	3,431	14,319	131,212

LIABILITIES
Payables:
Fund shares purchased	45	—	—	—	—	—	19

Total Liabilities	45	—	—	—	—	—	19

NET ASSETS	$114,618	$5,158	$33,516	$199	$3,431	$14,319	$131,193

Units Outstanding	11,196	657	3,731	26	400	1,525	14,257

Accumulation Unit Value	$10.24	$7.85	$8.98	$7.75	$8.57	$9.39	$9.20

Cost of Investments	$129,679	$5,012	$40,486	$200	$2,669	$9,753	$161,022

	NACM	T. Rowe Price	T. Rowe Price	Van Eck
	Small Cap	Blue Chip	Equity	Worldwide
	Class I	Growth - II	Income - II	Hard Assets

ASSETS
Investments in mutual funds, at value	$19,351	$120,009	$82,404	$263,342
Receivables:
Due from Pacific Life & Annuity Company	—	6,295	19	3,252

Total Assets	19,351	126,304	82,423	266,594

LIABILITIES
Payables:
Fund shares purchased	—	6,295	18	3,252

Total Liabilities	—	6,295	18	3,252

NET ASSETS	$19,351	$120,009	$82,405	$263,342

Units Outstanding	3,008	12,101	8,497	14,166

Accumulation Unit Value	$6.43	$9.92	$9.70	$18.59

Cost of Investments	$20,506	$115,325	$82,613	$252,549

(1)	Formerly named International Growth Service Class Variable Account.

(2)	Formerly named Mid Cap Growth Service Class Variable Account.

(3)	Formerly named Legg Mason Partners Variable Mid Cap Core — Class II Variable Account.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009

	Variable Accounts
	Diversified	Floating	High Yield	Inflation	Managed	Money	Short Duration
	Bond	Rate Loan	Bond	Managed	Bond	Market	Bond

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$7,522	$2,672	$33,790	$41,689	$98,317	$3,203	$15,337

Net Investment Income	7,522	2,672	33,790	41,689	98,317	3,203	15,337

REALIZED GAIN (LOSS) ON AFFILIATED MUTUAL FUND INVESTMENTS
Realized loss on sale of mutual fund investments	(5,089)	(3,645)	(40,770)	(14,874)	(6,918)	(2,479)	(10,236)
Capital gain distributions from mutual fund investments	—	—	—	39,931	101,656	—	—

Realized Gain (Loss)	(5,089)	(3,645)	(40,770)	25,057	94,738	(2,479)	(10,236)

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	24,216	12,881	149,909	121,710	90,212	1,452	37,620

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,649	$11,908	$142,929	$188,456	$283,267	$2,176	$42,721

	American Funds	American Funds		Diversified		Equity	Focused
	Growth	Growth-Income	Comstock	Research	Equity	Index	30

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$395	$5,424	$5,736	$4,750	$909	$18,188	$—

Net Investment Income	395	5,424	5,736	4,750	909	18,188	—

REALIZED GAIN (LOSS) ON AFFILIATED MUTUAL FUND INVESTMENTS
Realized loss on sale of mutual fund investments	(86,198)	(27,126)	(71,084)	(34,004)	(9,252)	(90,132)	(29,124)
Capital gain distributions from mutual fund investments	75,660	43,473	—	—	—	—	—

Realized Gain (Loss)	(10,538)	16,347	(71,084)	(34,004)	(9,252)	(90,132)	(29,124)

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	116,815	98,422	187,647	108,968	36,964	347,119	115,417

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$106,672	$120,193	$122,299	$79,714	$28,621	$275,175	$86,293

	Growth	Large-Cap	Large-Cap	Long/Short	Main Street	Mid-Cap	Mid-Cap
	LT	Growth	Value	Large-Cap	Core	Equity	Growth

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$5,045	$792	$39,537	$1,070	$11,389	$11,492	$4,242

Net Investment Income	5,045	792	39,537	1,070	11,389	11,492	4,242

REALIZED GAIN (LOSS) ON AFFILIATED MUTUAL FUND INVESTMENTS
Realized loss on sale of mutual fund investments	(24,585)	(148,521)	(63,861)	(5,513)	(75,916)	(164,094)	(50,561)
Capital gain distributions from mutual fund investments	—	—	—	—	—	—	1,854

Realized Loss	(24,585)	(148,521)	(63,861)	(5,513)	(75,916)	(164,094)	(48,707)

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	176,034	626,026	448,451	37,634	261,068	496,370	606,899

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$156,494	$478,297	$424,127	$33,191	$196,541	$343,768	$562,434

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2009

	Variable Accounts
	Mid-Cap	Small-Cap	Small-Cap	Small-Cap	Small-Cap	Emerging	International
	Value (1)	Equity	Growth	Index	Value	Markets	Large-Cap

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$632	$706	$—	$6,781	$9,255	$7,568	$13,689

Net Investment Income	632	706	—	6,781	9,255	7,568	13,689

REALIZED GAIN (LOSS) ON AFFILIATED MUTUAL FUND INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	37	(3,027)	(26,437)	(101,819)	(19,124)	(73,968)	(157,697)
Capital gain distributions from mutual fund investments	8,071	—	—	43,599	—	132,531	—

Realized Gain (Loss)	8,108	(3,027)	(26,437)	(58,220)	(19,124)	58,563	(157,697)

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	17,611	25,872	105,155	218,370	104,181	433,332	425,466

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,351	$23,551	$78,718	$166,931	$94,312	$499,463	$281,458

	International	International	Health	Real		American Funds	Multi-
	Small-Cap	Value	Sciences	Estate	Technology	Asset Allocation (1)	Strategy

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$1,568	$31,020	$1,494	$10,518	$—	$4	$15,179

Net Investment Income	1,568	31,020	1,494	10,518	—	4	15,179

REALIZED GAIN (LOSS) ON AFFILIATED MUTUAL FUND INVESTMENTS
Realized loss on sale of mutual fund investments	(10,765)	(172,303)	(47,536)	(58,423)	(15,298)	—	(26,012)
Capital gain distributions from mutual fund investments	—	—	—	4,622	—	—	—

Realized Loss	(10,765)	(172,303)	(47,536)	(53,801)	(15,298)	—	(26,012)

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	39,141	487,535	358,456	207,099	77,345	10	67,256

NET INCREASEIN NET ASSETS RESULTING FROM OPERATIONS	$29,944	$346,252	$312,414	$163,816	$62,047	$14	$56,423

	Pacific
	Dynamix -	Pacific
	Conservative	Dynamix -
	Growth (1)	Growth (1)

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$7	$1

Net Investment Income	7	1

REALIZED GAIN (LOSS) ON AFFILIATED MUTUAL FUND INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	—	—
Capital gain distributions from mutual fund investments	6	4

Realized Gain	6	4

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON AFFILIATED MUTUAL FUND INVESTMENTS	5	(1)

NET INCREASEIN NET ASSETS RESULTING FROM OPERATIONS	$18	$4

(1)	Operations commenced during 2009 (See Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2009

	Variable Accounts
					BlackRock	BlackRock	Fidelity VIP
					Basic Value	Global Allocation	Contrafund
	I	II	III	V	V.I. Class III	V.I. Class III	Service Class 2

INVESTMENT INCOME
Dividends from mutual fund investments	$248	$55	$7	$72	$439	$3,144	$2,782

Net Investment Income	248	55	7	72	439	3,144	2,782

REALIZED GAIN (LOSS) ON MUTUAL FUND INVESTMENTS
Realized loss on sale of mutual fund investments	(867)	(552)	(687)	(484)	(2,118)	(3,420)	(24,458)
Capital gain distributions from mutual fund investments	—	—	—	—	—	—	68

Realized Loss	(867)	(552)	(687)	(484)	(2,118)	(3,420)	(24,390)

CHANGE IN UNREALIZED APPRECIATION ON MUTUAL FUND INVESTMENTS	3,232	3,227	6,764	2,377	7,915	30,303	97,002

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,613	$2,730	$6,084	$1,965	$6,236	$30,027	$75,394

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP		INTECH Risk-
	Freedom 2020	Freedom 2030	Growth	Mid Cap	Value Strategies	Overseas	Managed Core
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class (1)	Service Class

INVESTMENT INCOME
Dividends from mutual fund investments	$2,232	$226	$21	$544	$22	$388	$48

Net Investment Income	2,232	226	21	544	22	388	48

REALIZED GAIN (LOSS) ON MUTUAL FUND INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	99	(29)	(1,533)	(6,008)	(2,653)	(8,747)	(616)
Capital gain distributions from mutual fund investments	900	78	9	636	—	2,717	—

Realized Gain (Loss)	999	49	(1,524)	(5,372)	(2,653)	(6,030)	(616)

CHANGE IN UNREALIZED APPRECIATION ON MUTUAL FUND INVESTMENTS	14,453	2,946	4,476	44,517	5,496	56,852	1,486

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,684	$3,221	$2,973	$39,689	$2,865	$51,210	$918

		Lazard	Legg Mason
		Retirement	ClearBridge	MFS New	MFS	NACM	T. Rowe Price
	Enterprise	U.S. Strategic	Variable Mid Cap	Discovery Series	Utilities Series	Small Cap	Blue Chip
	Service Class (2)	Equity (3)	Core - Class II (4)	Service Class	Service Class	Class I	Growth - II

INVESTMENT INCOME
Dividends from mutual fund investments	$—	$1	$4	$—	$5,127	$9	$—

Net Investment Income	—	1	4	—	5,127	9	—

REALIZED GAIN (LOSS) ON MUTUAL FUND INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(811)	—	(9)	(466)	(9,578)	(1,001)	(5,202)
Capital gain distributions from mutual fund investments	—	—	—	—	—	—	—

Realized Gain (Loss)	(811)	—	(9)	(466)	(9,578)	(1,001)	(5,202)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	11,046	(1)	871	6,090	36,820	4,083	39,801

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,235	$—	$866	$5,624	$32,369	$3,091	$34,599

(1)	Formerly named International Growth Service Class Variable Account.

(2)	Formerly named Mid Cap Growth Service Class Variable Account.

(3)	Operations commenced during 2009 (See Note 1 in Notes to Financial Statements).

(4)	Formerly named Legg Mason Partners Variable Mid Cap Core — Class II Variable Account.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2009

	Variable Accounts
	T. Rowe Price	Van Eck
	Equity	Worldwide
	Income - II	Hard Assets

INVESTMENT INCOME
Dividends from mutual fund investments	$1,256	$513

Net Investment Income	1,256	513

REALIZED GAIN (LOSS) ON MUTUAL FUND INVESTMENTS
Realized loss on sale of mutual fund investments	(6,616)	(19,244)
Capital gain distributions from mutual fund investments	—	1,016

Realized Loss	(6,616)	(18,228)

CHANGE IN UNREALIZED APPRECIATION ON MUTUAL FUND INVESTMENTS	23,837	112,700

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,477	$94,985

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008	2009	2008
	Diversified Bond		Floating Rate Loan		High Yield Bond

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$7,522	$8,475	$2,672	$3,787	$33,790	$35,116
Realized loss	(5,089)	(8,247)	(3,645)	(4,778)	(40,770)	(13,827)
Change in unrealized appreciation (depreciation) on investments	24,216	(16,878)	12,881	(18,862)	149,909	(121,943)

Net Increase (Decrease) in Net Assets Resulting from Operations	26,649	(16,650)	11,908	(19,853)	142,929	(100,654)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	30,279	39,842	9,708	12,514	70,215	74,843
Transfers between variable and fixed accounts, net	(7,272)	83,768	7,553	18,163	18,586	6,995
Policy maintenance charges	(25,610)	(22,603)	(8,653)	(7,063)	(71,046)	(57,988)
Policy benefits and terminations	(2,592)	(12,615)	(913)	(5,498)	(5,976)	(70,853)
Other	(2,585)	(2,533)	(676)	(97)	(2,896)	48,821

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(7,780)	85,859	7,019	18,019	8,883	1,818

NET INCREASE (DECREASE) IN NET ASSETS	18,869	69,209	18,927	(1,834)	151,812	(98,836)

NET ASSETS
Beginning of Year	207,863	138,654	47,256	49,090	340,625	439,461

End of Year	$226,732	$207,863	$66,183	$47,256	$492,437	$340,625

	Inflation Managed		Managed Bond		Money Market

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$41,689	$29,190	$98,317	$68,611	$3,203	$24,554
Realized gain (loss)	25,057	(23,619)	94,738	5,163	(2,479)	889
Change in unrealized appreciation (depreciation) on investments	121,710	(118,777)	90,212	(103,741)	1,452	(741)

Net Increase (Decrease) in Net Assets Resulting from Operations	188,456	(113,206)	283,267	(29,967)	2,176	24,702

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	164,670	176,763	191,452	189,584	1,370,530	3,038,682
Transfers between variable and fixed accounts, net	(3,151)	133,449	(328)	5,644	(402,896)	(2,487,129)
Policy maintenance charges	(134,278)	(124,181)	(173,382)	(166,865)	(314,842)	(164,977)
Policy benefits and terminations	(23,867)	(91,478)	(200,178)	(31,872)	(138,283)	(100)
Other	(13,208)	35,718	(24,388)	(219)	(85,522)	(26,606)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(9,834)	130,271	(206,824)	(3,728)	428,987	359,870

NET INCREASE (DECREASE) IN NET ASSETS	178,622	17,065	76,443	(33,695)	431,163	384,572

NET ASSETS
Beginning of Year	949,780	932,715	1,456,258	1,489,953	1,390,815	1,006,243

End of Year	$1,128,402	$949,780	$1,532,701	$1,456,258	$1,821,978	$1,390,815

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008	2009	2008
	Short Duration Bond		American Funds Growth		American Funds Growth-Income

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$15,337	$20,766	$395	$2,207	$5,424	$6,670
Realized gain (loss)	(10,236)	(5,803)	(10,538)	39,438	16,347	9,100
Change in unrealized appreciation (depreciation) on investments	37,620	(44,162)	116,815	(217,262)	98,422	(213,146)

Net Increase (Decrease) in Net Assets Resulting from Operations	42,721	(29,199)	106,672	(175,617)	120,193	(197,376)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	64,329	76,397	90,305	94,295	98,297	103,292
Transfers between variable and fixed accounts, net	6,319	42,601	(25,620)	157,316	12,907	51,506
Policy maintenance charges	(47,403)	(48,408)	(50,008)	(46,347)	(55,584)	(52,996)
Policy benefits and terminations	(108,107)	(70,588)	(12,423)	(11,597)	(4,538)	(17,353)
Other	(4,564)	43,488	(8,565)	(10,503)	(13,721)	(646)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(89,426)	43,490	(6,311)	183,164	37,361	83,803

NET INCREASE (DECREASE) IN NET ASSETS	(46,705)	14,291	100,361	7,547	157,554	(113,573)

NET ASSETS
Beginning of Year	522,788	508,497	276,553	269,006	357,991	471,564

End of Year	$476,083	$522,788	$376,914	$276,553	$515,545	$357,991

	Comstock		Diversified Research		Equity

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$5,736	$12,080	$4,750	$3,994	$909	$624
Realized gain (loss)	(71,084)	(7,868)	(34,004)	44,880	(9,252)	11,093
Change in unrealized appreciation (depreciation) on investments	187,647	(248,161)	108,968	(203,625)	36,964	(68,932)

Net Increase (Decrease) in Net Assets Resulting from Operations	122,299	(243,949)	79,714	(154,751)	28,621	(57,215)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	76,721	109,919	50,069	82,458	15,759	19,916
Transfers between variable and fixed accounts, net	18,782	61,786	(23,904)	4,275	472	9,429
Policy maintenance charges	(59,344)	(66,705)	(32,501)	(36,625)	(14,721)	(17,492)
Policy benefits and terminations	(95,615)	(21,577)	(3,356)	(7,084)	(1,691)	(537)
Other	(11,232)	(5,474)	(3,611)	(369)	(73)	(6,128)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(70,688)	77,949	(13,303)	42,655	(254)	5,188

NET INCREASE (DECREASE) IN NET ASSETS	51,611	(166,000)	66,411	(112,096)	28,367	(52,027)

NET ASSETS
Beginning of Year	422,126	588,126	248,878	360,974	81,753	133,780

End of Year	$473,737	$422,126	$315,289	$248,878	$110,120	$81,753

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008	2009	2008
	Equity Index		Focused 30		Growth LT
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$18,188	$25,295	$—	$102	$5,045	$2,984
Realized gain (loss)	(90,132)	37,833	(29,124)	(4,732)	(24,585)	63,098
Change in unrealized appreciation (depreciation) on investments	347,119	(631,566)	115,417	(153,753)	176,034	(341,545)

Net Increase (Decrease) in Net Assets Resulting from Operations	275,175	(568,438)	86,293	(158,383)	156,494	(275,463)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	154,572	165,759	36,027	34,880	75,734	83,728
Transfers between variable and fixed accounts, net	97,606	95,614	(10,723)	51,594	14,220	74,265
Policy maintenance charges	(136,247)	(127,628)	(24,592)	(24,879)	(72,633)	(68,621)
Policy benefits and terminations	(140,601)	(129,968)	(1,905)	(9,730)	(9,506)	(7,608)
Other	(4,115)	73,722	2,379	(3,137)	(10,287)	(1,305)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(28,785)	77,499	1,186	48,728	(2,472)	80,459

NET INCREASE (DECREASE) IN NET ASSETS	246,390	(490,939)	87,479	(109,655)	154,022	(195,004)

NET ASSETS
Beginning of Year	959,110	1,450,049	160,717	270,372	413,309	608,313

End of Year	$1,205,500	$959,110	$248,196	$160,717	$567,331	$413,309

	Large-Cap Growth		Large-Cap Value		Long/Short Large-Cap (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$792	$—	$39,537	$40,118	$1,070	$568
Realized gain (loss)	(148,521)	391,771	(63,861)	47,382	(5,513)	(1,001)
Change in unrealized appreciation (depreciation) on investments	626,026	(1,563,711)	448,451	(997,673)	37,634	(33,597)

Net Increase (Decrease) in Net Assets Resulting from Operations	478,297	(1,171,940)	424,127	(910,173)	33,191	(34,030)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	95,870	109,179	171,332	171,495	22,962	12,487
Transfers between variable and fixed accounts, net	48,153	95,611	83,567	165,528	50,401	105,506
Policy maintenance charges	(98,200)	(101,858)	(160,834)	(150,947)	(16,248)	(6,722)
Policy benefits and terminations	(109,465)	(24,879)	(29,190)	(103,860)	(913)	(3,482)
Other	(3,484)	(2,614)	(14,043)	47,282	(2,291)	8

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(67,126)	75,439	50,832	129,498	53,911	107,797

NET INCREASE (DECREASE) IN NET ASSETS	411,171	(1,096,501)	474,959	(780,675)	87,102	73,767

NET ASSETS
Beginning of Year or Period	1,173,562	2,270,063	1,732,414	2,513,089	73,767	—

End of Year or Period	$1,584,733	$1,173,562	$2,207,373	$1,732,414	$160,869	$73,767

(1)	Operations commenced on May 2, 2008.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008	2009	2008
	Main Street Core		Mid-Cap Equity(1)		Mid-Cap Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$11,389	$13,497	$11,492	$21,416	$4,242	$1,791
Realized gain (loss)	(75,916)	86,193	(164,094)	163,341	(48,707)	180,778
Change in unrealized appreciation (depreciation) on investments	261,068	(525,356)	496,370	(784,274)	606,899	(1,049,875)

Net Increase (Decrease) in Net Assets Resulting from Operations	196,541	(425,666)	343,768	(599,517)	562,434	(867,306)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	97,116	131,036	150,951	219,850	76,423	77,292
Transfers between variable and fixed accounts, net	(13,144)	53,462	(138,145)	96,630	29,342	15,624
Policy maintenance charges	(87,028)	(90,790)	(133,753)	(146,382)	(85,848)	(84,770)
Policy benefits and terminations	(40,732)	(21,288)	(11,727)	(24,285)	(4,252)	(29,102)
Other	(2,945)	14,585	(14,312)	(12,873)	(2,147)	(5,571)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(46,733)	87,005	(146,986)	132,940	13,518	(26,527)

NET INCREASE (DECREASE) IN NET ASSETS	149,808	(338,661)	196,782	(466,577)	575,952	(893,833)

NET ASSETS
Beginning of Year	695,968	1,034,629	958,401	1,424,978	926,712	1,820,545

End of Year	$845,776	$695,968	$1,155,183	$958,401	$1,502,664	$926,712

	Mid-Cap Value (2)		Small-Cap Equity		Small-Cap Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$632		$706	$444	$—	$—
Realized gain (loss)	8,108		(3,027)	(685)	(26,437)	10,756
Change in unrealized appreciation (depreciation) on investments	17,611		25,872	(22,574)	105,155	(137,154)

Net Increase (Decrease) in Net Assets Resulting from Operations	26,351		23,551	(22,815)	78,718	(126,398)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	9,750		20,519	16,221	46,921	49,327
Transfers between variable and fixed accounts, net	84,531		11,238	52,360	3,030	65,522
Policy maintenance charges	(8,658)		(12,147)	(9,739)	(38,339)	(35,073)
Policy benefits and terminations	(632)		(385)	(2,080)	(2,292)	(7,232)
Other	(951)		(2,303)	82	(4,896)	(1,856)

Net Increase in Net Assets Derived from Policy Transactions	84,040		16,922	56,844	4,424	70,688

NET INCREASE (DECREASE) IN NET ASSETS	110,391		40,473	34,029	83,142	(55,710)

NET ASSETS
Beginning of Year or Period	—		71,536	37,507	157,868	213,578

End of Year or Period	$110,391		$112,009	$71,536	$241,010	$157,868

(1)	Formerly named Mid-Cap Value Variable Account.

(2)	Operations commenced during 2009 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008	2009	2008
	Small-Cap Index		Small-Cap Value		Emerging Markets
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$6,781	$17,447	$9,255	$10,275	$7,568	$14,206
Realized gain (loss)	(58,220)	45,835	(19,124)	27,520	58,563	142,202
Change in unrealized appreciation (depreciation) on investments	218,370	(398,583)	104,181	(164,622)	433,332	(657,937)

Net Increase (Decrease) in Net Assets Resulting from Operations	166,931	(335,301)	94,312	(126,827)	499,463	(501,529)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	98,548	138,310	51,757	87,058	103,995	113,865
Transfers between variable and fixed accounts, net	(14,959)	(72,362)	20,563	(31,306)	22,550	105,197
Policy maintenance charges	(94,299)	(106,031)	(42,345)	(43,960)	(79,426)	(73,469)
Policy benefits and terminations	(102,368)	(79,507)	(9,257)	(66,156)	(66,741)	(45,474)
Other	(5,829)	45,011	(2,255)	38,942	(2,089)	19,774

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(118,907)	(74,579)	18,463	(15,422)	(21,711)	119,893

NET INCREASE (DECREASE) IN NET ASSETS	48,024	(409,880)	112,775	(142,249)	477,752	(381,636)

NET ASSETS
Beginning of Year	609,958	1,019,838	323,793	466,042	579,795	961,431

End of Year	$657,982	$609,958	$436,568	$323,793	$1,057,547	$579,795

	International Large-Cap		International Small-Cap		International Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$13,689	$24,456	$1,568	$2,488	$31,020	$54,760
Realized gain (loss)	(157,697)	223,851	(10,765)	(6,101)	(172,303)	37,842
Change in unrealized appreciation (depreciation) on investments	425,466	(699,452)	39,141	(54,877)	487,535	(1,181,287)

Net Increase (Decrease) in Net Assets Resulting from Operations	281,458	(451,145)	29,944	(58,490)	346,252	(1,088,685)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	140,007	155,991	22,938	23,566	124,695	143,315
Transfers between variable and fixed accounts, net	(32,763)	102,572	11,621	59,502	(33,732)	259,769
Policy maintenance charges	(109,134)	(111,647)	(14,262)	(12,295)	(110,486)	(121,117)
Policy benefits and terminations	(110,539)	(81,648)	(642)	(4,209)	(17,472)	(93,712)
Other	(20,655)	35,021	(1,965)	63	(7,500)	41,633

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(133,084)	100,289	17,690	66,627	(44,495)	229,888

NET INCREASE (DECREASE) IN NET ASSETS	148,374	(350,856)	47,634	8,137	301,757	(858,797)

NET ASSETS
Beginning of Year	853,923	1,204,779	81,764	73,627	1,253,595	2,112,392

End of Year	$1,002,297	$853,923	$129,398	$81,764	$1,555,352	$1,253,595

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008	2009	2008
	Health Sciences		Real Estate		Technology
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,494	$18,359	$10,518	$26,502	$—	$188
Realized gain (loss)	(47,536)	188,503	(53,801)	189,215	(15,298)	33,061
Change in unrealized appreciation (depreciation) on investments	358,456	(681,524)	207,099	(514,006)	77,345	(156,913)

Net Increase (Decrease) in Net Assets Resulting from Operations	312,414	(474,662)	163,816	(298,289)	62,047	(123,664)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	53,969	71,922	67,768	92,658	30,058	32,002
Transfers between variable and fixed accounts, net	5,798	(5,455)	660	11,962	(9,356)	7,990
Policy maintenance charges	(77,872)	(79,280)	(56,613)	(65,275)	(26,663)	(27,748)
Policy benefits and terminations	(6,639)	(15,692)	(5,448)	(9,948)	(2,250)	(5,540)
Other	(23,531)	(23,670)	(5,824)	(559)	4,181	4,596

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(48,275)	(52,175)	543	28,838	(4,030)	11,300

NET INCREASE (DECREASE) IN NET ASSETS	264,139	(526,837)	164,359	(269,451)	58,017	(112,364)

NET ASSETS
Beginning of Year	1,182,256	1,709,093	471,553	741,004	118,618	230,982

End of Year	$1,446,395	$1,182,256	$635,912	$471,553	$176,635	$118,618

	American Funds				Pacific Dynamix -
	Asset Allocation (1)		Multi-Strategy		Conservative Growth (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$4		$15,179	$471	$7
Realized gain (loss)	—		(26,012)	20,277	6
Change in unrealized appreciation (depreciation) on investments	10		67,256	(189,301)	5

Net Increase (Decrease) in Net Assets Resulting from Operations	14		56,423	(168,553)	18

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—		88,158	39,334	—
Transfers between variable and fixed accounts, net	258		11,346	1,676	678
Policy maintenance charges	(8)		(36,835)	(28,833)	(22)
Policy benefits and terminations	—		(2,402)	(3,201)	—
Other	—		(4,427)	566	1

Net Increase in Net Assets Derived from Policy Transactions	250		55,840	9,542	657

NET INCREASE (DECREASE) IN NET ASSETS	264		112,263	(159,011)	675

NET ASSETS
Beginning of Year or Period	—		208,792	367,803	—

End of Year or Period	$264		$321,055	$208,792	$675

(1)	Operations commenced during 2009 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008	2009	2008
	Pacific Dynamix - Growth (1)		I (2)		II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1		$248	$297	$55	$3
Realized gain (loss)	4		(867)	337	(552)	(12)
Change in unrealized appreciation (depreciation) on investments	(1)		3,232	(2,313)	3,227	(7,719)

Net Increase (Decrease) in Net Assets Resulting from Operations	4		2,613	(1,679)	2,730	(7,728)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—		3,655	3,652	—	—
Transfers between variable and fixed accounts, net	229		—	5,134	—	1,482
Policy maintenance charges	(79)		(1,185)	(821)	(893)	(745)
Policy benefits and terminations	—		—	—	—	—
Other	(1)		—	6	—	(14)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	149		2,470	7,971	(893)	723

NET INCREASE (DECREASE) IN NET ASSETS	153		5,083	6,292	1,837	(7,005)

NET ASSETS
Beginning of Year or Periods	—		6,292	—	7,852	14,857

End of Year or Periods	$153		$11,375	$6,292	$9,689	$7,852

					BlackRock Basic Value
	III		V		V.I. Class III
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$7	$—	$72	$6	$439	$506
Realized gain (loss)	(687)	87	(484)	150	(2,118)	(1,313)
Change in unrealized appreciation (depreciation) on investments	6,764	(5,524)	2,377	(4,944)	7,915	(7,442)

Net Increase (Decrease) in Net Assets Resulting from Operations	6,084	(5,437)	1,965	(4,788)	6,236	(8,249)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	3,374	3,371	—	—	5,834	3,783
Transfers between variable and fixed accounts, net	—	4,853	—	1,482	493	14,468
Policy maintenance charges	(1,388)	(1,021)	(956)	(781)	(3,164)	(2,531)
Policy benefits and terminations	—	—	—	—	—	—
Other	—	(13)	—	(11)	—	(4)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,986	7,190	(956)	690	3,163	15,716

NET INCREASE (DECREASE) IN NET ASSETS	8,070	1,753	1,009	(4,098)	9,399	7,467

NET ASSETS
Beginning of Year	10,533	8,780	8,733	12,831	17,536	10,069

End of Year	$18,603	$10,533	$9,742	$8,733	$26,935	$17,536

(1)	Operations commenced during 2009 (See Note 1 in Notes to Financial Statements).

(2)	Operations commenced on April 28, 2008.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008	2009	2008
	BlackRock Global Allocation		Fidelity VIP Contrafund		Fidelity VIP Freedom 2020
	V.I. Class III		Service Class 2		Service Class 2 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,144	$2,875	$2,782	$2,322	$2,232	$766
Realized gain (loss)	(3,420)	(6,703)	(24,390)	(33,951)	999	917
Change in unrealized appreciation (depreciation) on investments	30,303	(16,306)	97,002	(111,284)	14,453	607

Net Increase (Decrease) in Net Assets Resulting from Operations	30,027	(20,134)	75,394	(142,913)	17,684	2,290

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	47,040	15,604	32,948	40,537	9,306	2,290
Transfers between variable and fixed accounts, net	20,038	86,397	5,618	38,705	—	65,600
Policy maintenance charges	(16,566)	(12,932)	(27,283)	(33,839)	(17,335)	(391)
Policy benefits and terminations	(4,773)	—	(12,807)	(1,456)	—	—
Other	(590)	(3,526)	82	(3,488)	—	(3)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	45,149	85,543	(1,442)	40,459	(8,029)	67,496

NET INCREASE (DECREASE) IN NET ASSETS	75,176	65,409	73,952	(102,454)	9,655	69,786

NET ASSETS
Beginning of Year or Period	107,968	42,559	203,775	306,229	69,786	—

End of Year or Period	$183,144	$107,968	$277,727	$203,775	$79,441	$69,786

	Fidelity VIP Freedom 2030		Fidelity VIP Growth		Fidelity VIP Mid Cap
	Service Class 2(2)		Service Class 2		Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$226	$150	$21	$98	$544	$306
Realized gain (loss)	49	274	(1,524)	(318)	(5,372)	12,434
Change in unrealized appreciation (depreciation) on investments	2,946	(359)	4,476	(8,239)	44,517	(70,300)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,221	65	2,973	(8,459)	39,689	(57,560)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	5,619	—	2,390	2,978	18,682	17,898
Transfers between variable and fixed accounts, net	—	5,421	(1,625)	2,486	584	10,216
Policy maintenance charges	(1,505)	(297)	(2,738)	(2,515)	(11,394)	(11,696)
Policy benefits and terminations	—	—	—	—	(878)	(225)
Other	(1)	—	35	44	(286)	79

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	4,113	5,124	(1,938)	2,993	6,708	16,272

NET INCREASE (DECREASE) IN NET ASSETS	7,334	5,189	1,035	(5,466)	46,397	(41,288)

NET ASSETS
Beginning of Year or Period	5,189	—	10,700	16,166	94,459	135,747

End of Year or Period	$12,523	$5,189	$11,735	$10,700	$140,856	$94,459

(1)	Operations commenced on December 1, 2008.

(2)	Operations commenced on November 6, 2008.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008	2009	2008
	Fidelity VIP Value Strategies		Overseas		INTECH Risk-Managed Core
	Service Class 2		Service Class (1)		Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$22	$39	$388	$962	$48	$26
Realized gain (loss)	(2,653)	240	(6,030)	11,806	(616)	(27)
Change in unrealized appreciation (depreciation) on investments	5,496	(4,080)	56,852	(73,773)	1,486	(1,447)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,865	(3,801)	51,210	(61,005)	918	(1,448)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,594	3,659	6,452	1,865	2,248	2,248
Transfers between variable and fixed accounts, net	176	15	(4,174)	67,196	—	—
Policy maintenance charges	(2,235)	(1,897)	(5,653)	(4,228)	(1,023)	(1,043)
Policy benefits and terminations	(457)	—	—	—	—	—
Other	(2)	—	1	572	(1)	(1)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	76	1,777	(3,374)	65,405	1,224	1,204

NET INCREASE (DECREASE) IN NET ASSETS	2,941	(2,024)	47,836	4,400	2,142	(244)

NET ASSETS
Beginning of Year	4,332	6,356	66,782	62,382	3,016	3,260

End of Year	$7,273	$4,332	$114,618	$66,782	$5,158	$3,016

	Enterprise		Lazard Retirement		Legg Mason ClearBridge Variable
	Service Class (2)		US Strategic Equity (3)		Mid Cap Core - Class II (4)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$22	$1		$4	$—
Realized gain (loss)	(811)	1,651	—		(9)	(13)
Change in unrealized appreciation (depreciation) on investments	11,046	(18,250)	(1)		871	(109)

Net Increase (Decrease) in Net Assets Resulting from Operations	10,235	(16,577)	—		866	(122)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,315	2,264	79		417	207
Transfers between variable and fixed accounts, net	—	35,279	120		79	2,347
Policy maintenance charges	(1,681)	(1,691)	(-)		(278)	(84)
Policy benefits and terminations	—	—	—		—	—
Other	—	1	—		(2)	1

Net Increase in Net Assets Derived from Policy Transactions	634	35,853	199		216	2,471

NET INCREASE IN NET ASSETS	10,869	19,276	199		1,082	2,349

NET ASSETS
Beginning of Year or Periods	22,647	3,371	—		2,349	—

End of Year or Periods	$33,516	$22,647	$199		$3,431	$2,349

(1)	Formerly named International Growth Service Class Variable Account.

(2)	Formerly named Mid Cap Growth Service Class Variable Account.

(3)	Operations commenced during 2009 (See Note 1 in Notes to Financial Statements).

(4)	Formerly named Legg Mason Partners Variable Mid Cap Core — Class II Variable Account and its operations commenced on June 23, 2008.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008	2009	2008
	MFS New Discovery Series		MFS Utilities Series
	Service Class (1)		Service Class		NACM Small Cap Class I (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$5,127	$1,538	$9	$—
Realized gain (loss)	(466)	(2,248)	(9,578)	16,375	(1,001)	1,179
Change in unrealized appreciation (depreciation) on investments	6,090	(1,524)	36,820	(70,717)	4,083	(5,238)

Net Increase (Decrease) in Net Assets Resulting from Operations	5,624	(3,772)	32,369	(52,804)	3,091	(4,059)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,474	—	5,079	6,363	5,162	7,136
Transfers between variable and fixed accounts, net	4,175	7,011	(4,395)	83,876	434	9,332
Policy maintenance charges	(918)	(276)	(6,499)	(5,634)	(1,010)	(742)
Policy benefits and terminations	—	—	(1,192)	—	—	—
Other	—	1	3	463	—	7

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	5,731	6,736	(7,004)	85,068	4,586	15,733

NET INCREASE IN NET ASSETS	11,355	2,964	25,365	32,264	7,677	11,674

NET ASSETS
Beginning of Year or Periods	2,964	—	105,828	73,564	11,674	—

End of Year or Periods	$14,319	$2,964	$131,193	$105,828	$19,351	$11,674

	T. Rowe Price		T. Rowe Price		Van Eck
	Blue Chip Growth - II		Equity Income - II		Worldwide Hard Assets
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$107	$1,256	$1,774	$513	$555
Realized gain (loss)	(5,202)	(1,942)	(6,616)	(17,682)	(18,228)	19,974
Change in unrealized appreciation (depreciation) on investments	39,801	(42,114)	23,837	(18,571)	112,700	(143,566)

Net Increase (Decrease) in Net Assets Resulting from Operations	34,599	(43,949)	18,477	(34,479)	94,985	(123,037)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	25,764	21,947	13,468	20,455	46,651	45,301
Transfers between variable and fixed accounts, net	3,841	35,463	5,113	(9,602)	17,226	93,381
Policy maintenance charges	(10,571)	(8,892)	(9,959)	(14,693)	(36,298)	(32,133)
Policy benefits and terminations	(6,172)	—	(5,735)	—	(11,241)	(2,996)
Other	(29)	(13)	(1,444)	84	(687)	(10,174)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	12,833	48,505	1,443	(3,756)	15,651	93,379

NET INCREASE (DECREASE) IN NET ASSETS	47,432	4,556	19,920	(38,235)	110,636	(29,658)

NET ASSETS
Beginning of Year	72,577	68,021	62,485	100,720	152,706	182,364

End of Year	$120,009	$72,577	$82,405	$62,485	$263,342	$152,706

(1)	Operations commenced on July 17, 2008.

(2)	Formerly named OpCap Small Cap Variable Account and its operations commenced on March 17, 2008.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS
A summary of accumulation unit values (“AUV”), total units outstanding, total net assets, expense ratios, investment income ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period
Variable Accounts		Total Units	Total Net	Expense	Investment	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Ratio (1)	Income Ratio (2)	Return (3)

Diversified Bond
2009	$11.20	20,242	$226,732	0.00%	3.68%	14.13%
2008	9.81	21,181	207,863	0.00%	4.40%	(7.80%)
2007	10.64	13,026	138,654	0.00%	4.99%	1.32%
05/05/2006 - 12/31/2006	10.51	5,806	60,995	0.00%	4.63%	5.06%

Floating Rate Loan
2009	$8.63	7,672	$66,183	0.00%	4.78%	24.31%
2008	6.94	6,810	47,256	0.00%	7.11%	(29.28%)
05/04/2007 - 12/31/2007	9.81	5,003	49,090	0.00%	6.30%	(1.89%)

High Yield Bond
2009	$15.53	31,709	$492,437	0.00%	7.81%	39.87%
2008	11.10	30,679	340,625	0.00%	8.35%	(22.20%)
2007	14.27	30,794	439,461	0.00%	7.62%	2.44%
2006	13.93	28,433	396,089	0.00%	7.39%	9.42%
2005	12.73	28,860	367,414	0.00%	7.02%	2.37%

Inflation Managed
2009	$18.08	62,410	$1,128,402	0.00%	4.15%	20.80%
2008	14.97	63,457	949,780	0.00%	2.83%	(9.34%)
2007	16.51	56,496	932,715	0.00%	4.28%	10.14%
2006	14.99	52,482	786,687	0.00%	3.95%	0.52%
2005	14.91	55,364	825,601	0.00%	3.12%	2.54%

Managed Bond
2009	$19.05	80,437	$1,532,701	0.00%	6.66%	21.01%
2008	15.75	92,481	1,456,258	0.00%	4.50%	(1.71%)
2007	16.02	93,005	1,489,953	0.00%	4.45%	8.53%
2006	14.76	88,435	1,305,374	0.00%	4.04%	4.81%
2005	14.08	90,148	1,269,619	0.00%	3.41%	2.63%

Money Market
2009	$12.72	143,190	$1,821,978	0.00%	0.23%	0.17%
2008	12.70	109,491	1,390,815	0.00%	2.30%	2.36%
2007	12.41	81,086	1,006,243	0.00%	4.85%	4.99%
2006	11.82	81,529	963,652	0.00%	4.52%	4.69%
2005	11.29	183,854	2,075,751	0.00%	2.80%	2.82%

Short Duration Bond
2009	$11.66	40,837	$476,083	0.00%	3.03%	8.66%
2008	10.73	48,726	522,788	0.00%	3.81%	(5.09%)
2007	11.31	44,980	508,497	0.00%	4.53%	4.47%
2006	10.82	41,628	450,491	0.00%	4.13%	4.27%
2005	10.38	38,525	399,849	0.00%	3.09%	1.57%

American Funds Growth
2009	$11.23	33,576	$376,914	0.00%	0.13%	38.86%
2008	8.08	34,210	276,553	0.00%	0.73%	(44.19%)
2007	14.48	18,573	269,006	0.00%	0.50%	11.93%
2006	12.94	14,912	192,959	0.00%	0.57%	9.81%
05/06/2005 - 12/31/2005	11.78	7,752	91,353	0.00%	0.77%	17.84%

American Funds Growth-Income
2009	$10.58	48,728	$515,545	0.00%	1.30%	30.74%
2008	8.09	44,237	357,991	0.00%	1.51%	(38.08%)
2007	13.07	36,082	471,564	0.00%	1.33%	4.66%
2006	12.49	30,749	383,993	0.00%	1.69%	14.77%
05/06/2005 - 12/31/2005	10.88	6,216	67,632	0.00%	1.87%	8.80%

Comstock
2009	$9.97	47,503	$473,737	0.00%	1.31%	28.68%
2008	7.75	54,466	422,126	0.00%	2.15%	(36.79%)
2007	12.26	47,965	588,126	0.00%	1.40%	(3.01%)
2006	12.64	37,776	477,583	0.00%	1.62%	16.33%
2005	10.87	30,445	330,856	0.00%	1.72%	4.36%

Diversified Research
2009	$11.11	28,369	$315,289	0.00%	1.79%	32.40%
2008	8.39	29,649	248,878	0.00%	1.19%	(39.07%)
2007	13.78	26,203	360,974	0.00%	0.74%	1.19%
2006	13.61	25,599	348,504	0.00%	0.69%	11.97%
2005	12.16	23,907	290,676	0.00%	0.43%	5.24%

Equity
2009	$6.66	16,546	$110,120	0.00%	1.00%	35.23%
2008	4.92	16,611	81,753	0.00%	0.54%	(41.12%)
2007	8.36	16,004	133,780	0.00%	0.26%	6.27%
2006	7.87	8,931	70,246	0.00%	0.38%	8.65%
2005	7.24	11,104	80,390	0.00%	0.30%	6.53%

See Notes to Financial Statements	See explanation of references on page 24

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Total Units	Total Net	Expense	Investment	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Ratio (1)	Income Ratio (2)	Return (3)

Equity Index
2009	$8.99	134,155	$1,205,500	0.00%	1.72%	26.36%
2008	7.11	134,873	959,110	0.00%	2.00%	(37.35%)
2007	11.35	127,748	1,450,049	0.00%	1.87%	5.23%
2006	10.79	136,263	1,469,853	0.00%	1.80%	15.52%
2005	9.34	135,236	1,262,812	0.00%	1.63%	4.67%

Focused 30
2009	$17.30	14,345	$248,196	0.00%	0.00%	50.43%
2008	11.50	13,974	160,717	0.00%	0.04%	(50.14%)
2007	23.07	11,721	270,372	0.00%	0.40%	31.84%
2006	17.50	10,986	192,211	0.00%	0.07%	23.71%
2005	14.14	12,174	172,168	0.00%	0.86%	22.07%

Growth LT
2009	$6.55	86,664	$567,331	0.00%	1.06%	37.28%
2008	4.77	86,675	413,309	0.00%	0.55%	(40.95%)
2007	8.08	75,327	608,313	0.00%	0.44%	15.63%
2006	6.98	75,815	529,505	0.00%	0.62%	9.72%
2005	6.37	75,437	480,202	0.00%	0.26%	7.68%

Large-Cap Growth (4)
2009	$7.02	225,607	$1,584,733	0.00%	0.06%	40.50%
2008	5.00	234,734	1,173,562	0.00%	0.00%	(50.47%)
2007	10.09	224,870	2,270,063	0.00%	0.00%	21.63%
2006	8.30	177,578	1,473,864	0.00%	0.21%	(3.82%)
2005	8.63	153,517	1,324,721	0.00%	0.40%	2.94%

Large-Cap Value
2009	$11.30	195,415	$2,207,373	0.00%	2.12%	23.13%
2008	9.17	188,843	1,732,414	0.00%	1.84%	(34.80%)
2007	14.07	178,620	2,513,089	0.00%	1.26%	3.54%
2006	13.59	162,919	2,213,817	0.00%	1.54%	17.58%
2005	11.56	83,243	962,041	0.00%	1.32%	6.16%

Long/Short Large-Cap
2009	$8.42	19,105	$160,869	0.00%	0.94%	27.56%
05/02/2008 - 12/31/2008	6.60	11,175	73,767	0.00%	1.08%	(35.04%)

Main Street Core
2009	$9.06	93,379	$845,776	0.00%	1.55%	29.36%
2008	7.00	99,397	695,968	0.00%	1.49%	(38.87%)
2007	11.45	90,329	1,034,629	0.00%	1.23%	4.40%
2006	10.97	73,634	807,870	0.00%	1.28%	15.18%
2005	9.53	75,919	723,179	0.00%	1.23%	5.99%

Mid-Cap Equity (5)
2009	$17.50	66,029	$1,155,183	0.00%	1.15%	39.65%
2008	12.53	76,504	958,401	0.00%	1.65%	(39.00%)
2007	20.54	69,388	1,424,978	0.00%	0.52%	(2.15%)
2006	20.99	115,535	2,424,822	0.00%	0.71%	14.97%
2005	18.25	103,278	1,885,331	0.00%	0.59%	8.87%

Mid-Cap Growth
2009	$9.88	152,061	$1,502,664	0.00%	0.36%	59.33%
2008	6.20	149,415	926,712	0.00%	0.12%	(48.36%)
2007	12.01	151,580	1,820,545	0.00%	0.76%	22.92%
2006	9.77	39,102	382,075	0.00%	0.27%	8.93%
2005	8.97	20,236	181,517	0.00%	0.00%	17.90%

Mid-Cap Value (6)
05/01/2009 - 12/31/2009	$14.58	7,573	$110,391	0.00%	1.00%	32.36%

Small-Cap Equity (7)
2009	$13.75	8,146	$112,009	0.00%	0.85%	30.22%
2008	10.56	6,775	71,536	0.00%	0.66%	(26.11%)
2007	14.29	2,625	37,507	0.00%	0.27%	6.04%
2006	13.48	1,163	15,668	0.00%	0.77%	18.68%
05/06/2005 - 12/31/2005	11.36	782	8,885	0.00%	1.11%	13.56%

Small-Cap Growth (8)
2009	$7.99	30,161	$241,010	0.00%	0.00%	47.44%
2008	5.42	29,129	157,868	0.00%	0.00%	(47.11%)
2007	10.25	20,842	213,578	0.00%	0.00%	15.10%
2006	8.90	18,493	164,649	0.00%	0.26%	5.07%
2005	8.47	18,081	153,212	0.00%	0.22%	2.66%

Small-Cap Index
2009	$13.83	47,590	$657,982	0.00%	1.10%	28.19%
2008	10.79	56,553	609,958	0.00%	2.01%	(35.03%)
2007	16.60	61,433	1,019,838	0.00%	1.29%	(2.02%)
2006	16.94	58,003	982,694	0.00%	1.44%	17.79%
2005	14.38	75,470	1,085,555	0.00%	0.47%	4.38%

See Notes to Financial Statements	See explanation of references on page 24

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Total Units	Total Net	Expense	Investment	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Ratio (1)	Income Ratio (2)	Return (3)

Small-Cap Value
2009	$20.23	21,577	$436,568	0.00%	2.60%	27.18%
2008	15.91	20,353	323,793	0.00%	2.51%	(28.23%)
2007	22.16	21,026	466,042	0.00%	2.12%	3.14%
2006	21.49	18,990	408,109	0.00%	2.43%	19.75%
2005	17.95	15,952	286,278	0.00%	1.46%	13.65%

Emerging Markets
2009	$37.21	28,423	$1,057,547	0.00%	0.94%	84.79%
2008	20.13	28,796	579,795	0.00%	1.68%	(47.68%)
2007	38.49	24,981	961,431	0.00%	0.74%	33.09%
2006	28.92	82,005	2,371,346	0.00%	0.79%	24.40%
2005	23.25	80,490	1,871,038	0.00%	1.09%	41.47%

International Large-Cap
2009	$12.96	77,344	$1,002,297	0.00%	1.54%	33.61%
2008	9.70	88,042	853,923	0.00%	2.27%	(35.35%)
2007	15.00	80,303	1,204,779	0.00%	1.59%	9.26%
2006	13.73	81,318	1,116,571	0.00%	2.85%	27.00%
2005	10.81	74,899	809,767	0.00%	0.86%	12.70%

International Small-Cap
2009	$7.22	17,918	$129,398	0.00%	1.53%	30.28%
2008	5.54	14,750	81,764	0.00%	2.74%	(47.84%)
2007	10.63	6,928	73,627	0.00%	1.27%	4.73%
05/05/2006 - 12/31/2006	10.15	5,195	52,713	0.00%	0.21%	1.47%

International Value
2009	$9.47	164,212	$1,555,352	0.00%	2.32%	28.00%
2008	7.40	169,416	1,253,595	0.00%	3.08%	(47.78%)
2007	14.17	149,065	2,112,392	0.00%	2.92%	6.24%
2006	13.34	58,270	777,218	0.00%	1.65%	25.69%
2005	10.61	56,589	600,536	0.00%	1.84%	9.43%

Health Sciences
2009	$14.10	102,572	$1,446,395	0.00%	0.12%	27.23%
2008	11.08	106,666	1,182,256	0.00%	1.23%	(28.16%)
2007	15.43	110,774	1,709,093	0.00%	0.00%	16.47%
2006	13.25	32,721	433,440	0.00%	0.00%	8.11%
2005	12.25	33,707	413,016	0.00%	0.00%	15.28%

Real Estate
2009	$22.92	27,747	$635,912	0.00%	2.18%	32.27%
2008	17.33	27,216	471,553	0.00%	3.78%	(39.99%)
2007	28.87	25,666	741,004	0.00%	0.57%	(16.16%)
2006	34.44	64,328	2,215,155	0.00%	3.19%	38.06%
2005	24.94	58,336	1,455,017	0.00%	0.96%	16.79%

Technology
2009	$6.96	25,384	$176,635	0.00%	0.00%	52.57%
2008	4.56	26,008	118,618	0.00%	0.10%	(51.64%)
2007	9.43	24,493	230,982	0.00%	0.05%	23.03%
2006	7.66	23,854	182,841	0.00%	0.00%	9.34%
2005	7.01	21,854	153,195	0.00%	0.00%	21.71%

American Funds Asset Allocation (6)
09/04/2009 - 12/31/2009	$12.98	20	$264	0.00%	8.23%	8.21%

Multi-Strategy
2009	$9.29	34,566	$321,055	0.00%	5.87%	23.00%
2008	7.55	27,649	208,792	0.00%	0.15%	(44.98%)
2007	13.73	26,797	367,803	0.00%	3.08%	4.34%
2006	13.15	23,774	312,736	0.00%	2.62%	11.68%
2005	11.78	25,856	304,541	0.00%	2.37%	3.78%

Pacific Dynamix — Conservative Growth (6)
09/04/2009 - 12/31/2009	$11.43	59	$675	0.00%	5.19%	4.74%

Pacific Dynamix — Growth (6)
10/12/2009 - 12/31/2009	$12.43	12	$153	0.00%	2.53%	2.29%

I
2009	$9.08	1,253	$11,375	0.00%	2.67%	25.28%
04/28/2008 - 12/31/2008	7.25	868	6,292	0.00%	9.55%	(36.65%)

II
2009	$12.03	806	$9,689	0.00%	0.65%	37.40%
2008	8.75	897	7,852	0.00%	0.02%	(48.97%)
2007	17.15	866	14,857	0.00%	0.39%	22.43%
2006	14.01	889	12,461	0.00%	0.60%	8.52%
2005	12.91	916	11,825	0.00%	0.43%	13.92%

See Notes to Financial Statements	See explanation of references on page 24

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

At the End of Each Year or Period
Variable Accounts	Total Units	Total Net	Expense	Investment	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Ratio (1)	Income Ratio (2)	Return (3)

III
2009	$14.55	1,278	$18,603	0.00%	0.05%	48.61%
2008	9.79	1,075	10,533	0.00%	0.00%	(42.03%)
2007	16.89	520	8,780	0.00%	0.00%	11.92%
2006	15.10	534	8,056	0.00%	0.00%	16.35%
2005	12.98	550	7,130	0.00%	0.00%	15.13%

V
2009	$12.09	806	$9,742	0.00%	0.82%	24.58%
2008	9.71	900	8,733	0.00%	0.05%	(34.48%)
2007	14.81	866	12,831	0.00%	0.64%	5.44%
2006	14.05	889	12,497	0.00%	0.51%	13.89%
2005	12.34	916	11,299	0.00%	0.63%	7.81%

BlackRock Basic Value V.I. Class III (9)
2009	$9.51	2,832	$26,935	0.00%	2.08%	30.87%
2008	7.27	2,413	17,536	0.00%	3.39%	(36.91%)
2007	11.52	874	10,069	0.00%	2.26%	1.53%
06/07/2006 - 12/31/2006	11.34	216	2,453	0.00%	3.72%	13.44%

BlackRock Global Allocation V.I. Class III (9)
2009	$13.47	13,597	$183,144	0.00%	2.21%	20.92%
2008	11.14	9,692	107,968	0.00%	3.64%	(19.67%)
2007	13.87	3,069	42,559	0.00%	3.44%	16.75%
2006	11.88	2,402	28,527	0.00%	4.18%	16.40%
11/29/2005 - 12/31/2005	10.20	458	4,675	0.00%	See Note	(10)	2.04%

Fidelity VIP Contrafund Service Class 2
2009	$11.09	25,040	$277,727	0.00%	1.19%	35.47%
2008	8.19	24,889	203,775	0.00%	0.80%	(42.69%)
2007	14.29	21,435	306,229	0.00%	0.85%	17.30%
2006	12.18	15,696	191,157	0.00%	0.85%	11.43%
10/12/2005 - 12/31/2005	10.93	1,707	18,658	0.00%	0.00%	9.29%

Fidelity VIP Freedom 2020 Service Class 2
2009	$8.49	9,359	$79,441	0.00%	3.22%	28.55%
12/01/2008 - 12/31/2008	6.60	10,569	69,786	0.00%	See Note	(10)	9.93%

Fidelity VIP Freedom 2030 Service Class 2
2009	$7.91	1,582	$12,523	0.00%	2.32%	31.18%
11/06/2008 - 12/31/2008	6.03	860	5,189	0.00%	See Note	(10)	0.31%

Fidelity VIP Growth Service Class 2
2009	$8.96	1,309	$11,735	0.00%	0.18%	27.96%
2008	7.00	1,528	10,700	0.00%	0.73%	(47.31%)
2007	13.29	1,216	16,166	0.00%	0.26%	26.66%
02/06/2006 - 12/31/2006	10.49	421	4,417	0.00%	0.00%	4.94%

Fidelity VIP Mid Cap Service Class 2
2009	$10.89	12,932	$140,856	0.00%	0.47%	39.75%
2008	7.79	12,120	94,459	0.00%	0.25%	(39.61%)
2007	12.90	10,519	135,747	0.00%	0.57%	15.34%
2006	11.19	5,799	64,881	0.00%	0.01%	12.40%
12/12/2005 - 12/31/2005	9.95	95	947	0.00%	0.00%	(0.46%)

Fidelity VIP Value Strategies Service Class 2
2009	$9.02	806	$7,273	0.00%	0.37%	57.15%
2008	5.74	755	4,332	0.00%	0.69%	(51.28%)
2007	11.79	539	6,356	0.00%	0.47%	5.44%
02/10/2006 - 12/31/2006	11.18	31	341	0.00%	0.00%	11.78%

Overseas Service Class (11)
2009	$10.24	11,196	$114,618	0.00%	0.42%	79.07%
2008	5.72	11,681	66,782	0.00%	1.13%	(52.23%)
05/02/2007 - 12/31/2007	11.97	5,213	62,382	0.00%	0.71%	17.82%

INTECH Risk-Managed Core Service Class
2009	$7.85	657	$5,158	0.00%	1.26%	22.55%
2008	6.41	471	3,016	0.00%	0.77%	(36.24%)
08/27/2007 - 12/31/2007	10.05	324	3,260	0.00%	1.01%	4.41%

Enterprise Service Class (12)
2009	$8.98	3,731	$33,516	0.00%	0.00%	44.44%
2008	6.22	3,642	22,647	0.00%	0.10%	(43.86%)
08/27/2007 - 12/31/2007	11.08	304	3,371	0.00%	0.09%	8.65%

Lazard Retirement U.S. Strategic Equity (6)
12/21/2009 - 12/31/2009	$7.75	26	$199	0.00%	See Note	(13)	(0.09%)

Legg Mason ClearBridge Variable Mid Cap Core — Class II (14)
2009	$8.57	400	$3,431	0.00%	0.13%	35.81%
06/23/2008 - 12/31/2008	6.31	372	2,349	0.00%	0.00%	(34.32%)

See Notes to Financial Statements	See explanation of references on page 24

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Total Units	Total Net	Expense	Investment	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Ratio (1)	Income Ratio (2)	Return (3)

MFS New Discovery Series Service Class
2009	$9.39	1,525	$14,319	0.00%	0.00%	62.92%
07/17/2008 - 12/31/2008	5.76	514	2,964	0.00%	0.00%	(33.97%)

MFS Utilities Series Service Class
2009	$9.20	14,257	$131,193	0.00%	4.64%	32.87%
2008	6.93	15,280	105,828	0.00%	1.30%	(37.81%)
05/02/2007 - 12/31/2007	11.14	6,606	73,564	0.00%	0.00%	10.21%

NACM Small Cap Class I (15)
2009	$6.43	3,008	$19,351	0.00%	0.06%	15.58%
03/17/2008 - 12/31/2008	5.57	2,098	11,674	0.00%	0.00%	(32.23%)

T. Rowe Price Blue Chip Growth — II
2009	$9.92	12,101	$120,009	0.00%	0.00%	41.79%
2008	6.99	10,376	72,577	0.00%	0.13%	(42.65%)
2007	12.20	5,577	68,021	0.00%	0.12%	12.49%
2006	10.84	4,109	44,545	0.00%	0.26%	9.33%
11/21/2005 - 12/31/2005	9.92	733	7,272	0.00%	0.90%	(0.83%)

T. Rowe Price Equity Income — II
2009	$9.70	8,497	$82,405	0.00%	1.76%	25.25%
2008	7.74	8,070	62,485	0.00%	1.98%	(36.26%)
2007	12.15	8,291	100,720	0.00%	1.84%	3.03%
2006	11.79	2,585	30,474	0.00%	1.65%	18.65%
11/29/2005 - 12/31/2005	9.94	158	1,574	0.00%	5.23%	(0.62%)

Van Eck Worldwide Hard Assets
2009	$18.59	14,166	$263,342	0.00%	0.25%	57.54%
2008	11.80	12,941	152,706	0.00%	0.25%	(46.12%)
2007	21.90	8,326	182,364	0.00%	0.07%	45.36%
2006	15.07	3,956	59,608	0.00%	0.01%	24.49%
10/20/2005 - 12/31/2005	12.10	492	5,957	0.00%	0.00%	21.04%

(1)	The expense ratios represent annualized policy fees and expenses, if any, of the Separate Account for each period indicated. These ratios include only those expenses, if any, that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 3 in Notes to Financial Statements).

(2)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) fees that are assessed against policyholder accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The ratios for periods of less than one full year are annualized.

(3)	Total returns reflect changes in unit values of the underlying portfolios/funds and do not include deductions at the separate account or policy level for any M&E fees, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Total returns for periods of less than one full year are not annualized.

(4)	Prior to January 1, 2006, Large-Cap Growth Variable Account was named Blue Chip Variable Account.

(5)	Prior to May 1, 2008, Mid-Cap Equity Variable Account was named Mid-Cap Value Variable Account.

(6)	Operations commenced during 2009 (See Note 1 in Notes to Financial Statements).

(7)	Prior to May 1, 2007, Small-Cap Equity Variable Account was named VN Small-Cap Value Variable Account.

(8)	Prior to May 1, 2007, Small-Cap Growth Variable Account was named Fasciano Small Equity Variable Account, and prior to May 1, 2005, the variable account was named Aggressive Equity Variable Account.

(9)	Prior to October 1, 2006, BlackRock Basic Value V.I. Class III and BlackRock Global Allocation V.I. Class III Variable Accounts were named Mercury Basic Value V.I. Class III and Mercury Global Allocation V.I. Class III Variable Accounts, respectively.

(10)	Subsequent to its commencement of operations on November 29, 2005, the BlackRock Global Allocation V.I. Class III Variable Account received its annual investment income distribution. The annualized investment income ratio was 25.20%. Prior to annualization, the ratio was 2.28%. Subsequent to its commencement of operations on December 1, 2008, the Fidelity VIP Freedom 2020 Service Class 2 Variable Account received its annual investment income distribution. The annualized investment income ratio was 42.33%. Prior to annualization, the ratio was 3.59%. Subsequent to its commencement of operations on November 6, 2008, the Fidelity VIP Freedom 2030 Service Class 2 Variable Account received its annual investment income distribution. The annualized investment income ratio was 27.29%. Prior to annualization, the ratio was 4.18%.

(11)	Prior to May 1, 2009, Overseas Service Class Variable Account was named International Growth Service Class Variable Account.

(12)	Prior to May 1, 2009, Enterprise Service Class Variable Account was named Mid Cap Growth Service Class Variable Account.

(13)	Subsequent to its commencement of operations on December 21, 2009, the Lazard Retirement U.S. Strategic Equity Variable Account received its annual investment income distribution. The annualized investment income ratio was 19.70%. Prior to annualization, the ratio was 0.54%.

(14)	Prior to November 2, 2009, Legg Mason ClearBridge Variable Mid Cap Core — Class II Variable Account was named Legg Mason Partners Variable Mid Cap Core — Class II Variable Account.

(15)	Prior to September 10, 2008, NACM Small Cap Class I Variable Account was named OpCap Small Cap Variable Account.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
     The Pacific Select Exec Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2009 is comprised of sixty-six subaccounts called Variable Accounts. The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund, an affiliated mutual fund (See Note 3), M Fund, Inc., BlackRock Variable Series Funds, Inc., Fidelity Variable Insurance Products Funds, Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason ClearBridge Variable Equity Trust (formerly Legg Mason Partners Variable Equity Trust), MFS Variable Insurance Trust, Premier VIT, T. Rowe Price Equity Series, Inc., and Van Eck Worldwide Insurance Trust (collectively, the “Funds”). Sixty of the sixty-six Variable Accounts are presented in the Schedule of Investments on pages 1 and 2 of this brochure. The remaining six Variable Accounts (see below) had no investments as of December 31, 2009 and therefore are not presented in the Schedule of Investments.
     The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) five new Variable Accounts during 2009: the Mid-Cap Value, American Funds Asset Allocation, Pacific Dynamix — Conservative Growth, Pacific Dynamix — Moderate Growth, and Pacific Dynamix - Growth Variable Accounts. The Mid-Cap Value, American Funds Asset Allocation, Pacific Dynamix - Conservative Growth, and Pacific Dynamix — Growth Variable Accounts commenced operations on May 1, 2009, September 4, 2009, September 4, 2009, and October 12, 2009, respectively. The Lazard Retirement US Strategic Equity Variable Account was organized prior to January 1, 2009 and commenced operations on December 21, 2009.
     There were no investments in the following six Variable Accounts as of December 31, 2009: Pacific Dynamix — Moderate Growth, Fidelity VIP Freedom Income Service Class 2, Fidelity VIP Freedom 2010 Service Class 2, Fidelity VIP Freedom 2015 Service Class 2, Fidelity VIP Freedom 2025 Service Class 2, and Legg Mason ClearBridge Variable Aggressive Growth — Class II (formerly Legg Mason Partners Variable Aggressive Growth — Class II).
     Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.
     The Separate Account was established by Pacific Life & Annuity Company (“PL&A”), a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”) on September 24, 1998 and commenced operations on August 15, 2000. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of PL&A. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by PL&A, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of PL&A.
     The Separate Account funds individual flexible premium and last survivor flexible premium variable life insurance policies issued by PL&A. The assets of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     The Separate Account implemented the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) as the single source of authoritative accounting guidance under the Generally Accepted Accounting Principles Topic. The ASC does not create new accounting and reporting guidance, rather it reorganizes U.S. GAAP pronouncements into approximately 90 topics within a consistent structure. All guidance contained in the ASC carries an equal level of authority. The ASC changed how the Separate Account references U.S. GAAP in its notes to financial statements.
     In addition, the Separate Account implemented new guidance under ASC Topic 855, Subsequent Events (See disclosure in Note 8 for details).
     A. Valuation of Investments
     Investments in shares of the Funds are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Separate Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of PL&A, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under current tax law, no Federal income taxes are expected to be paid by PL&A with respect to the operations of the Separate Account. PL&A will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the policies.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
3. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS
     PL&A makes certain deductions from the net assets of each Variable Account for charges for the mortality and expense risks and administrative expenses PL&A assumes, cost of insurance, charges for optional benefits provided by rider and any applicable surrender charges. The mortality risk assumed by PL&A is the risk that those insured may die sooner than anticipated and therefore, PL&A will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the policies will exceed the amounts realized from the administrative charges assessed against the policies. The cost of insurance charge is the primary charge under the policy for the death benefit provided by PL&A which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. These fees are assessed directly to each policyholder account through a redemption of units and are recorded as policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by PL&A.
     In addition to charges and expenses described above, the Separate Account also indirectly bears a portion of the net operating expenses of the applicable Portfolios in which the Variable Accounts invest.
     With respect to variable life insurance policies funded by the Separate Account, PL&A makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, any other taxes that might be imposed, and to compensate PL&A for certain costs or lost investment opportunities resulting from amortization and delayed recognition of certain policy expenses for Federal income tax purposes. These deductions are not reflected in the accompanying financial statements.
     The assets of certain Variable Accounts invest in shares of the corresponding Portfolios of Pacific Select Fund (“PSF”), an affiliated mutual fund. Each Portfolio of PSF pays advisory fees to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays service fees to Pacific Select Distributors, Inc. (“PSD”), also a wholly owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 3 to the financial statements of PSF, which are provided separately. For the year ended December 31, 2009, PLFA received advisory fees from PSF at effective annual rates ranging from 0.05% to 0.90% which are on an annual percentage of average daily net assets of each Portfolio of PSF and PSD received a service fee of 0.20% from PSF based on an annual percentage of average daily net assets of each Portfolio of PSF.
4. RELATED PARTY AGREEMENT
     PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases and proceeds from sales of investments for the year or periods ended December 31, 2009, were as follows:

Variable Accounts	Purchases	Sales

Diversified Bond	$37,643	$37,900
Floating Rate Loan	17,241	7,550
High Yield Bond	183,685	141,012
Inflation Managed	226,162	154,376
Managed Bond	371,222	378,074
Money Market	1,486,411	1,054,219
Short Duration Bond	97,559	171,646
American Funds Growth	167,879	98,135
American Funds Growth-Income	134,616	48,358
Comstock	78,868	143,820
Diversified Research	42,372	50,925
Equity	12,600	11,944
Equity Index	239,288	249,885
Focused 30	87,681	86,495
Growth LT	63,312	60,739
Large-Cap Growth	103,163	169,495
Large-Cap Value	209,769	119,399
Long/Short Large-Cap	66,511	11,530
Main Street Core	82,128	117,473
Mid-Cap Equity	112,902	248,396
Mid-Cap Growth	103,063	83,450
Mid-Cap Value (1)	100,855	8,112
Small-Cap Equity	27,058	9,430
Small-Cap Growth	58,898	54,474
Small-Cap Index	118,213	186,740
Small-Cap Value	61,695	33,976
Emerging Markets	282,630	164,270
International Large-Cap	106,351	225,747
International Small-Cap	34,817	15,559
International Value	145,683	159,156
Health Sciences	69,080	115,861
Real Estate	79,441	63,757
Technology	26,702	30,731
American Funds Asset Allocation (1)	254	—
Multi-Strategy	99,387	28,369
Pacific Dynamix — Conservative Growth (1)	670	—

(1)	Operations commenced during 2009 (See Note 1 in Notes to Financial Statements).

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

Variable Accounts	Purchases	Sales

Pacific Dynamix — Growth (1)	$233	$79
I	3,854	1,136
II	55	893
III	3,333	1,340
V	72	956
BlackRock Basic Value V.I. Class III	6,011	2,409
BlackRock Global Allocation V.I. Class III	69,608	21,314
Fidelity VIP Contrafund Service Class 2	31,271	29,864
Fidelity VIP Freedom 2020 Service Class 2	7,901	12,799
Fidelity VIP Freedom 2030 Service Class 2	5,923	1,505
Fidelity VIP Growth Service Class 2	2,090	3,998
Fidelity VIP Mid Cap Service Class 2	17,432	9,544
Fidelity VIP Value Strategies Service Class 2	2,598	2,501
Overseas Service Class	9,310	9,580
INTECH Risk-Managed Core Service Class	2,296	1,023
Enterprise Service Class	1,964	1,330
Lazard Retirement U.S. Strategic Equity (1)	200	—
Legg Mason ClearBridge Variable Mid Cap Core — Class II	354	134
MFS New Discovery Series Service Class	7,532	1,800
MFS Utilities Series Service Class	9,495	11,373
NACM Small Cap Class I	5,471	876
T. Rowe Price Blue Chip Growth — II	26,412	13,579
T. Rowe Price Equity Income — II	16,942	14,243
Van Eck Worldwide Hard Assets	50,678	33,498
6. FAIR VALUE MEASUREMENTS
     Under ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”), the Separate Account is required to characterize its holdings as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
     Level 1 — Quoted prices in active markets for identical holdings
     Level 2 — Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
     Level 3 — Significant unobservable inputs that are not corroborated by observable market data
     The inputs or methodologies used for valuing the Separate Account’s holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2009, all of the Separate Account’s holdings as presented in the Schedule of Investments on pages 1 and 2 of this brochure were characterized as Level 1 as defined in ASC 820.
7. CHANGE IN UNITS OUTSTANDING
     The changes in units outstanding for the years or periods ended December 31, 2009 and 2008 were as follows:

	2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Diversified Bond	5,897	(6,836)	(939)	15,944	(7,789)	8,155
Floating Rate Loan	3,076	(2,214)	862	3,823	(2,016)	1,807
High Yield Bond	13,555	(12,525)	1,030	11,067	(11,182)	(115)
Inflation Managed	16,303	(17,350)	(1,047)	32,569	(25,608)	6,961
Managed Bond	28,829	(40,873)	(12,044)	23,391	(23,915)	(524)
Money Market	203,222	(169,523)	33,699	83,532	(55,127)	28,405
Short Duration Bond	10,733	(18,622)	(7,889)	18,362	(14,616)	3,746
American Funds Growth	14,970	(15,604)	(634)	22,708	(7,071)	15,637
American Funds Growth-Income	14,699	(10,208)	4,491	19,381	(11,226)	8,155
Comstock	15,643	(22,606)	(6,963)	24,957	(18,456)	6,501
Diversified Research	7,400	(8,680)	(1,280)	11,318	(7,872)	3,446
Equity	3,189	(3,254)	(65)	5,952	(5,345)	607
Equity Index	43,908	(44,626)	(718)	35,559	(28,434)	7,125
Focused 30	8,445	(8,074)	371	8,174	(5,921)	2,253
Growth LT	19,272	(19,283)	(11)	24,911	(13,563)	11,348
Large-Cap Growth	30,409	(39,536)	(9,127)	30,425	(20,561)	9,864
Large-Cap Value	32,202	(25,630)	6,572	34,277	(24,054)	10,223
Long/Short Large-Cap (2)	11,334	(3,404)	7,930	12,679	(1,504)	11,175
Main Street Core	17,618	(23,636)	(6,018)	26,829	(17,761)	9,068
Mid-Cap Equity	14,768	(25,243)	(10,475)	24,454	(17,338)	7,116
Mid-Cap Growth	19,974	(17,328)	2,646	17,044	(19,209)	(2,165)
Mid-Cap Value (1)	8,560	(987)	7,573

(1)	Operations commenced during 2009 (See Note 1 in Notes to Financial Statements).

(2)	Operations commenced on May 2, 2008.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

	2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Small-Cap Equity	3,148	(1,777)	1,371	5,664	(1,514)	4,150
Small-Cap Growth	12,675	(11,643)	1,032	16,047	(7,760)	8,287
Small-Cap Index	10,744	(19,707)	(8,963)	15,553	(20,433)	(4,880)
Small-Cap Value	5,289	(4,065)	1,224	8,952	(9,625)	(673)
Emerging Markets	8,125	(8,498)	(373)	10,011	(6,196)	3,815
International Large-Cap	18,646	(29,344)	(10,698)	26,290	(18,551)	7,739
International Small-Cap	8,024	(4,856)	3,168	11,061	(3,239)	7,822
International Value	26,532	(31,736)	(5,204)	42,873	(22,522)	20,351
Health Sciences	5,542	(9,636)	(4,094)	11,441	(15,549)	(4,108)
Real Estate	6,536	(6,005)	531	7,289	(5,739)	1,550
Technology	7,091	(7,715)	(624)	6,483	(4,968)	1,515
American Funds Asset Allocation (1)	21	(1)	20
Multi-Strategy	12,494	(5,577)	6,917	3,676	(2,824)	852
Pacific Dynamix — Conservative Growth (1)	61	(2)	59
Pacific Dynamix — Growth (1)	19	(7)	12
I (2)	541	(156)	385	962	(94)	868
II	—	(91)	(91)	96	(65)	31
III	325	(122)	203	635	(80)	555
V	—	(94)	(94)	100	(66)	34
BlackRock Basic Value V.I. Class III	830	(411)	419	1,903	(364)	1,539
BlackRock Global Allocation V.I. Class III	6,062	(2,157)	3,905	9,148	(2,525)	6,623
Fidelity VIP Contrafund Service Class 2	4,828	(4,677)	151	12,068	(8,614)	3,454
Fidelity VIP Freedom 2020 Service Class 2 (3)	1,244	(2,454)	(1,210)	10,630	(61)	10,569
Fidelity VIP Freedom 2030 Service Class 2 (4)	950	(228)	722	912	(52)	860
Fidelity VIP Growth Service Class 2	431	(650)	(219)	564	(252)	312
Fidelity VIP Mid Cap Service Class 2	2,687	(1,875)	812	4,178	(2,577)	1,601
Fidelity VIP Value Strategies Service Class 2	494	(443)	51	454	(238)	216
Overseas Service Class	836	(1,321)	(485)	7,142	(674)	6,468
INTECH Risk-Managed Core Service Class	344	(158)	186	271	(124)	147
Enterprise Service Class	330	(241)	89	3,520	(182)	3,338
Lazard Retirement US Strategic Equity (1)	26	—	26
Legg Mason ClearBridge Variable Mid Cap Core - Class II (5)	68	(40)	28	384	(12)	372
MFS New Discovery Series Service Class (6)	1,271	(260)	1,011	1,354	(840)	514
MFS Utilities Series Service Class	846	(1,869)	(1,023)	10,066	(1,392)	8,674
NACM Small Cap Class I (7)	1,098	(188)	910	2,199	(101)	2,098
T. Rowe Price Blue Chip Growth — II	3,726	(2,001)	1,725	6,461	(1,662)	4,799
T. Rowe Price Equity Income — II	2,533	(2,106)	427	5,626	(5,847)	(221)
Van Eck Worldwide Hard Assets	5,017	(3,792)	1,225	8,088	(3,473)	4,615

(1)	Operations commenced during 2009 (See Note 1 in Notes to Financial Statements).

(2)	Operations commenced on April 28, 2008.

(3)	Operations commenced on December 1, 2008.

(4)	Operations commenced on November 6, 2008.

(5)	Operations commenced on June 23, 2008.

(6)	Operations commenced on July 17, 2008.

(7)	Operations commenced on March 17, 2008.
8. SUBSEQUENT EVENTS
     Events or transactions occurring subsequent to December 31, 2009 through the date the financial statements were issued on February 26, 2010, have been evaluated by management in the preparation of the financial statements and no items were noted requiring additional disclosure. Management has not evaluated events after that date for presentation in these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors
Pacific Life & Annuity Company:
     We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Pacific Select Exec Separate Account (the “Separate Account”) comprised of Diversified Bond, Floating Rate Loan, High Yield Bond, Inflation Managed, Managed Bond, Money Market, Short Duration Bond, American Funds® Growth, American Funds Growth-Income, Comstock, Diversified Research, Equity, Equity Index, Focused 30, Growth LT, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Emerging Markets, International Large-Cap, International Small-Cap, International Value, Health Sciences, Real Estate, Technology, American Funds Asset Allocation, Multi-Strategy, Pacific Dynamix — Conservative Growth, Pacific Dynamix — Growth, Variable Account I, Variable Account II, Variable Account III, Variable Account V, BlackRock Basic Value V.I. Class III, BlackRock Global Allocation V.I. Class III, Fidelity® VIP Contrafund® Service Class 2, Fidelity VIP Freedom 2020 Service Class 2, Fidelity VIP Freedom 2030 Service Class 2, Fidelity VIP Growth Service Class 2, Fidelity VIP Mid Cap Service Class 2, Fidelity VIP Value Strategies Service Class 2, Overseas Service Class (formerly named International Growth Service Class), INTECH Risk-Managed Core Service Class, Enterprise Service Class (formerly named Mid Cap Growth Service Class), Lazard Retirement U.S. Strategic Equity, Legg Mason ClearBridge Variable Mid Cap Core — Class II (formerly Legg Mason Partners Variable Mid Cap Core — Class II), MFS New Discovery Series Service Class, MFS Utilities Series Service Class, NACM Small Cap Class I, T. Rowe Price Blue Chip Growth — II, T. Rowe Price Equity Income — II, and Van Eck Worldwide Hard Assets Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2009, the related statements of operations for the periods presented, the statements of changes in net assets for each of the periods presented, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of mutual fund investments owned as of December 31, 2009 by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Exec Separate Account as of December 31, 2009, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Costa Mesa, California
February 26, 2010

Pacific Life & Annuity Company
Mailing Address:
P.O. Box 2030
Omaha, Nebraska 68103-2030

Annual Report
as of December 31, 2009

•	Pacific Select Exec
Separate Account of
Pacific Life & Annuity Company

Form No. 85-23210-09